UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
                    (Address of principal executive offices)


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                      DATE OF FISCAL YEAR END: DECEMBER 31, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

Strategic Growth Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                                                        Market
                                                                        Value
    Shares                                                              (000)
 -------------                                                      ------------

                              COMMON STOCK -- 99.9%

   CONSUMER DISCRETIONARY -- 20.3%
      37,300   Abercrombie & Fitch, Cl A                            $      2,823
      54,600   Coach*                                                      2,732
      73,313   CVS                                                         2,503
      59,400   Federated Department Stores                                 2,676
      77,307   Hilton Hotels                                               2,780
      59,800   McDonald's                                                  2,694
      50,300   Nordstrom                                                   2,663
     110,250   Staples                                                     2,849
      48,700   Target                                                      2,886
      78,740   Wyndham Worldwide*                                          2,689
                                                                    ------------
                                                                          27,295
                                                                    ------------
   ENERGY -- 4.2%
      96,600   BJ Services                                                 2,695
      53,000   XTO Energy                                                  2,905
                                                                    ------------
                                                                           5,600
                                                                    ------------
   FINANCIALS -- 19.9%
      27,500   Affiliated Managers Group*                                  2,980
      40,800   Allstate                                                    2,450
      40,000   American International Group                                2,689
      77,200   CB Richard Ellis Group, Cl A*                               2,639
      27,200   Everest Re Group Ltd.                                       2,616
      22,500   Franklin Resources                                          2,719
      13,100   Goldman Sachs Group                                         2,707
      57,700   JPMorgan Chase                                              2,791
      36,100   Lehman Brothers Holdings                                    2,529
      30,700   Merrill Lynch                                               2,507
                                                                    ------------
                                                                          26,627
                                                                    ------------
   HEALTH CARE -- 19.9%
      65,400   Aetna                                                       2,864
      44,800   Amgen*                                                      2,503
      18,600   Cigna                                                       2,654
      33,600   Express Scripts*                                            2,712
      33,000   Genentech*                                                  2,710
      45,000   Genzyme*                                                    2,701
      35,600   Gilead Sciences*                                            2,723
      49,400   Sepracor*                                                   2,304
      60,100   Thermo Electron*                                            2,810
      50,200   UnitedHealth Group                                          2,659
                                                                    ------------
                                                                          26,640
                                                                    ------------
   INDUSTRIALS -- 9.9%
      58,200   Canadian National Railway                                   2,569
      28,300   Lockheed Martin                                             2,746
      55,600   McDermott International*                                    2,723
      40,200   United Technologies                                         2,613
      34,400   W.W. Grainger                                               2,657
                                                                    ------------
                                                                          13,308
                                                                    ------------
   INFORMATION TECHNOLOGY -- 22.5%
      73,100   Accenture Ltd., Cl A                                        2,817
      50,200   Akamai Technologies*                                        2,506
      31,200   Autodesk*                                                   1,173
     102,500   Cisco Systems*                                              2,617
       6,000   Google, Cl A*                                               2,749

Bishop Street Funds                                               March 31, 2007

Strategic Growth Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                                                        Market
                                                                        Value
    Shares                                                              (000)
 -------------                                                      ------------
   INFORMATION TECHNOLOGY (CONTINUED)
      69,800   Hewlett-Packard                                      $      2,802
     137,400   Marvel Technology Group Ltd.*                               2,310
      47,900   Memc Electronic Materials*                                  2,902
      83,400   Nvidia*                                                     2,400
     152,100   Oracle*                                                     2,757
     120,400   Red Hat*                                                    2,761
     142,900   Western Digital*                                            2,402
                                                                    ------------
                                                                          30,196
                                                                    ------------
   MATERIALS -- 2.1%
      26,900   Allegheny Technologies                                      2,870
                                                                    ------------
   TELECOMMUNICATIONS -- 1.1%
      34,200   Qualcomm                                                    1,459
                                                                    ------------
               TOTAL COMMON STOCK (Cost $110,179)                        133,995
                                                                    ------------
TOTAL INVESTMENTS (COST $110,179)+ -- 99.9%                              133,995
                                                                    ------------

                       OTHER ASSETS AND LIABILITIES--0.1%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                       70
                                                                    ------------
NET ASSETS -- 100.0%                                                $    134,065
                                                                    ============

* NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD. -- LIMITED

+ AT MARCH 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $110,297, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $26,459 AND $(2,761), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



BSF-QH-001-0600.



Bishop Street Funds                                               March 31, 2007

Large Cap Core Equity Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                        Market
                                                                        Value
    Shares                                                              (000)
 -------------                                                      ------------

                              COMMON STOCK -- 98.0%

   CONSUMER DISCRETIONARY -- 10.6%
      14,400   Apollo Group, Cl A*                                 $        632
      13,200   Best Buy                                                     643
       5,200   Black & Decker                                               424
       8,500   Carnival                                                     398
      20,700   Centex                                                       865
      12,800   Coach*                                                       641
      25,650   Comcast, Cl A* (A)                                           666
       8,800   EchoStar Communications, Cl A*                               382
       3,500   Fortune Brands                                               276
       8,200   Harley-Davidson (A)                                          482
      15,800   Hasbro                                                       452
      28,000   Home Depot (A)                                             1,029
       9,300   International Game Technology                                376
       7,835   Liberty Media Capital, Ser A*                                867
       5,400   Omnicom Group                                                553
      22,500   Pulte Homes                                                  595
      15,800   Staples                                                      408
      25,500   Time Warner                                                  503
       8,600   Whirlpool (A)                                                730
                                                                   ------------
                                                                         10,922
                                                                   ------------
   CONSUMER STAPLES -- 7.7%
      16,400   Altria Group                                               1,440
      28,100   Archer-Daniels-Midland                                     1,031
      12,400   Coca-Cola                                                    595
      16,000   Constellation Brands, Cl A*                                  339
       9,900   Costco Wholesale (A)                                         533
       7,100   CVS                                                          242
       7,500   Kellogg                                                      386
      11,100   PepsiCo                                                      705
      21,700   Procter & Gamble                                           1,371
      27,000   Wal-Mart Stores                                            1,268
                                                                   ------------
                                                                          7,910
                                                                   ------------
   ENERGY -- 10.1%
      15,200   Apache                                                     1,075
      19,300   Chevron                                                    1,428
      30,100   ConocoPhillips                                             2,057
      14,200   Devon Energy                                                 983
      18,800   Encana (A)                                                   952
      17,000   Nabors Industries Ltd.*                                      504
      11,200   National Oilwell Varco*                                      871
      10,400   Noble                                                        818
      18,000   Valero Energy                                              1,161
      11,400   XTO Energy                                                   625
                                                                   ------------
                                                                         10,474
                                                                   ------------
   FINANCIALS -- 20.8%
      17,500   ACE                                                          999
       8,100   Allstate                                                     486
      28,800   American International Group                               1,936
      16,300   Bank of America                                              832
      13,300   Bank of New York                                             539
       7,500   Bear Stearns                                               1,128
      15,200   Capital One Financial                                      1,147
       6,000   CIT Group                                                    318
      54,700   Citigroup                                                  2,808
      28,400   Countrywide Financial                                        955
      29,600   E*Trade Financial*                                           628
      18,900   Genworth Financial                                           660

Bishop Street Funds                                               March 31, 2007

Large Cap Core Equity Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
                                                                       Value
    Shares                                                             (000)
 -------------                                                     ------------
   FINANCIALS (CONTINUED)
       5,400   Goldman Sachs Group                                 $      1,116
      12,000   Hartford Financial Services Group                          1,147
      55,100   JPMorgan Chase                                             2,666
       6,000   Legg Mason                                                   565
      10,800   Lehman Brothers Holdings                                     757
       5,600   Merrill Lynch                                                457
      14,400   Morgan Stanley                                             1,134
      23,800   Travelers                                                  1,232
                                                                   ------------
                                                                         21,510
                                                                   ------------
   HEALTH CARE -- 12.9%
      18,300   Abbott Laboratories                                        1,021
      22,300   Amgen*                                                     1,246
      16,100   Biogen Idec*                                                 715
      15,700   Coventry Health Care*                                        880
      11,400   Genzyme*                                                     684
      41,200   Johnson & Johnson                                          2,483
      12,500   Laboratory Corp of America Holdings*                         908
      19,300   Merck                                                        852
      57,700   Pfizer                                                     1,458
      13,200   St. Jude Medical*                                            496
      23,100   UnitedHealth Group                                         1,224
      12,300   Wyeth                                                        615
       8,600   Zimmer Holdings*                                             735
                                                                   ------------
                                                                         13,317
                                                                   ------------
   INDUSTRIALS -- 12.4%
      16,400   Caterpillar                                                1,099
      13,000   CSX                                                          521
      12,900   Danaher                                                      922
      10,400   Dover                                                        508
      14,700   Eaton                                                      1,228
       9,100   Exelon                                                       625
      16,300   General Dynamics                                           1,245
      21,800   General Electric                                             771
      22,800   Illinois Tool Works (A)                                    1,177
      28,700   Ingersoll-Rand, Cl A                                       1,245
       8,800   L-3 Communications Holdings                                  770
      23,700   Norfolk Southern                                           1,199
      11,300   Parker Hannifin                                              975
       5,800   Questar                                                      517
                                                                   ------------
                                                                         12,802
                                                                   ------------
   INFORMATION TECHNOLOGY -- 16.5%
      11,400   Accenture Ltd., Cl A                                         439
      16,300   Adobe Systems*                                               680
      13,000   Apple Computer*                                            1,208
      37,600   Applied Materials                                            689
      14,900   Autodesk*                                                    560
      22,000   Broadcom, Cl A*                                              705
      52,700   Cisco Systems*                                             1,345
      19,700   Citrix Systems*                                              631
      51,600   EMC*                                                         715
       2,000   Google, Cl A*                                                916
       6,500   International Business Machines                              613
      10,600   Kla-Tencor                                                   565
      11,700   Memc Electronic Materials*                                   709
      84,100   Microsoft                                                  2,344
      16,900   Nvidia*                                                      486
      53,500   Oracle* (A)                                                  970
      22,100   SanDisk*                                                     968
      77,700   Sun Microsystems*                                            467

Bishop Street Funds                                               March 31, 2007

Large Cap Core Equity Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
  Shares/Face                                                          Value
  Amount(000)                                                          (000)
 -------------                                                     ------------
   INFORMATION TECHNOLOGY (CONTINUED)
      37,100   Texas Instruments                                   $      1,117
      22,100   VeriSign*                                                    555
      13,000   Yahoo!*                                                      407
                                                                   ------------
                                                                         17,089
                                                                   ------------
   MATERIALS -- 3.6%
      18,400   Alcoa                                                        624
       4,300   Allegheny Technologies                                       459
      16,700   Freeport-McMoRan Copper & Gold, Cl B                       1,105
      13,400   Teck Cominco Ltd., Cl B                                      933
       5,600   United States Steel                                          555
                                                                   ------------
                                                                          3,676
                                                                   ------------
   TELECOMMUNICATION SERVICES -- 2.6%
      32,100   Corning*                                                     730
       6,200   NII Holdings*                                                460
      42,300   Sprint Nextel                                                802
      19,800   Verizon Communications                                       751
                                                                   ------------
                                                                          2,743
                                                                   ------------
   UTILITIES -- 0.8%
      13,300   FirstEnergy (A)                                              881
                                                                   ------------
               TOTAL COMMON STOCK (Cost $96,033)                        101,324
                                                                   ------------

                            MASTER NOTES (B) -- 2.2 %

               Bank of America
$        936   5.508%, 04/02/07                                             936
               Bear Stearns
         468   5.638%, 04/04/07                                             468
               JPMorgan  Securities
         842   5.518%, 04/16/07                                             842
                                                                   ------------
               TOTAL MASTER NOTES (Cost $2,246)                           2,246
                                                                   ------------

                        EXCHANGE TRADED FUND (A) -- 1.3%

       9,400   SPDR Trust, Ser 1*                                         1,335
                                                                   ------------
               TOTAL EXCHANGE TRADED FUND (Cost $1,341)                   1,335
                                                                   ------------

                              BANK NOTE (B) -- 0.9%

               First Tennessee Bank
         935   5.339%, 04/18/06                                             936
                                                                   ------------
               TOTAL BANK NOTE (Cost $936)                                  936
                                                                   ------------

                          CASH EQUIVALENTS (C) -- 0.7%

     346,484   Dreyfus Cash Management Fund, Institutional Shares,
               5.160%                                                       346
               Fidelity Institutional Money Market Portfolio,
     346,483   Institutional Shares, 5.240%                                 346
                                                                   ------------
               TOTAL CASH EQUIVALENTS (Cost $692)                           692
                                                                   ------------

Bishop Street Funds                                               March 31, 2007

Large Cap Core Equity Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
     Face                                                              Value
  Amount(000)                                                          (000)
 -------------                                                     ------------

                        REPURCHASE AGREEMENT (B) -- 2.8%

               Lehman  Brothers  5.488%,  dated  03/30/07, to
               be repurchased on 04/02/07, repurchase price
               $2,849,791 (collateralized by a U.S.Government
               obligation, par value $3,175,494, 6.000%,
$     2,848    04/01/36, with a total market value of $2,892,193)  $      2,848
                                                                   ------------
               TOTAL REPURCHASE AGREEMENT (Cost $2,848)                   2,848
                                                                   ------------
TOTAL INVESTMENTS (COST $104,096) + -- 105.9%                           109,381
                                                                   ------------

                     OTHER ASSETS AND LIABILITIES -- (5.9)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (6,058)
                                                                   ------------
NET ASSETS -- 100.0%                                               $    103,323
                                                                   ============

 * NON-INCOME PRODUCING SECURITY
(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2007 WAS $5,846,268.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2007 WAS $6,030,010.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S 500 DEPOSITARY RECEIPT

+ AT MARCH 31,2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $104,222, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,819 AND $(2,660), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



BSF-QH-001-0600.



Bishop Street Funds                                               March 31, 2007

High Grade Income Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
     Face                                                              Market
    Amount                                                             Value
     (000)                                                             (000)
 -------------                                                     ------------

                         CORPORATE OBLIGATIONS -- 44.4%

   AEROSPACE & DEFENSE -- 2.6%
               General Dynamics
$      1,000   4.500%, 08/15/10                                    $        986
               Rockwell Automation
       1,200   6.700%, 01/15/28                                           1,311
               United Technologies
       1,350   6.350%, 03/01/11                                           1,413
                                                                   ------------
                                                                          3,710
                                                                   ------------
   AUTO FINANCE -- 1.1%
               Toyota Motor Credit
       1,500   5.450%, 05/18/11                                           1,532
                                                                   ------------
   AUTOMOTIVE -- 0.5%
               DaimlerChrysler NA Holding
         700   8.000%, 06/15/10                                             756
                                                                   ------------
   BANKS -- 4.0%
               Bank of America
       2,350   4.875%, 01/15/13                                           2,307
               BHP Billiton Finance
         850   5.250%, 12/15/15                                             841
               JPMorgan Chase
       1,400   5.875%, 06/13/16                                           1,438
               Wachovia
       1,000   5.625%, 10/15/16                                           1,004
                                                                   ------------
                                                                          5,590
                                                                   ------------
   BROADCASTING & CABLE -- 1.9%
               TCI Communications
       1,400   7.875%, 08/01/13                                           1,568
               Turner Broadcasting System
         975   8.375%, 07/01/13                                           1,111
                                                                   ------------
                                                                          2,679
                                                                   ------------
   COMPUTER HARDWARE -- 4.2%
               Cisco Systems
       1,400   5.500%, 02/22/16                                           1,410
               Dell
       1,325   6.550%, 04/15/08                                           1,343
               IBM
       1,400   8.375%, 11/01/19                                           1,752
               Oracle
       1,400   5.250%, 01/15/16                                           1,380
                                                                   ------------
                                                                          5,885
                                                                   ------------
   FINANCIALS -- 7.5%
               Boeing Capital (A)
       1,400   6.500%, 02/15/12                                           1,488
               CIT Group (A)
       1,350   5.000%, 11/24/08                                           1,346
               General Electric Capital MTN, Ser A
       2,350   5.450%, 01/15/13                                           2,380
               Goldman Sachs Group
       2,350   6.600%, 01/15/12                                           2,481
               Jefferies Group
         675   6.250%, 01/15/36                                             651

Bishop Street Funds                                               March 31, 2007

High Grade Income Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
     Face                                                              Market
    Amount                                                             Value
     (000)                                                             (000)
 -------------                                                     ------------
   FINANCIALS (CONTINUED)
$        675   6.250%, 01/15/36                                    $        651
               Merrill Lynch
       1,450   5.000%, 02/03/14                                           1,415
               Unitrin
         850   4.875%, 11/01/10                                             836
                                                                   ------------
                                                                         10,597
                                                                   ------------
   FOOD & BEVERAGE -- 0.7%
               ConAgra Foods
         884   7.875%, 09/15/10                                             957
                                                                   ------------
   GENERAL MERCHANDISE -- 0.9%
               Target
       1,150   6.350%, 01/15/11                                           1,199
                                                                   ------------
   HEALTH CARE -- 1.2%
               Johnson & Johnson
       1,400   6.950%, 09/01/29                                           1,666
                                                                   ------------
   HEALTHCARE - DISTRIBUTION/SERVICES -- 0.8%
               Hillenbrand Industries
       1,125   4.500%, 06/15/09                                           1,108
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 1.2%
               Proctor & Gamble
       1,350   8.000%, 10/26/29                                           1,741
                                                                   ------------
   MEDIA -- 1.1%
               News America
       1,400   7.250%, 05/18/18                                           1,558
                                                                   ------------
   MOVIES & ENTERTAINMENT -- 1.1%
               Walt Disney MTN
       1,400   6.200%, 06/20/14                                           1,478
                                                                   ------------
   OIL & GAS - EQUIPMENT/SERVICES -- 1.2%
               Baker Hughes
       1,700   6.000%, 02/15/09                                           1,728
                                                                   ------------
   OIL & GAS - EXPLORATION/PRODUCTION -- 0.9%
               Anadarko Petroleum
       1,250   7.200%, 03/15/29                                           1,314
                                                                   ------------
   OIL & GAS - INTEGRATED -- 2.3%
               BP Amoco
       1,385   9.125%, 03/01/11                                           1,586
               Occidental Petroleum
       1,600   6.750%, 01/15/12                                           1,715
                                                                   ------------
                                                                          3,301
                                                                   ------------
   PHARMACEUTICALS -- 3.5%
               Abbott Laboratories
       2,100   5.600%, 05/15/11                                           2,142
               Genentech
       1,450   4.750%, 07/15/15                                           1,394

Bishop Street Funds                                               March 31, 2007

High Grade Income Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
     Face                                                               Market
    Amount                                                              Value
     (000)                                                              (000)
 -------------                                                      ------------
   PHARMACEUTICALS (CONTINUED)
               Teva Pharmaceutical LLC (A)
$      1,500   5.550%, 02/01/16                                    $      1,472
                                                                   ------------
                                                                          5,008
                                                                   ------------
   RETAIL - FOOD -- 1.4%
               Archer-Daniels-Midland
       1,000   7.125%, 03/01/13                                           1,095
               McDonald's MTN, Ser E (A)
         900   5.950%, 01/15/08                                             904
                                                                   ------------
                                                                          1,999
                                                                   ------------
   SEMI-CONDUCTORS -- 0.9%
               Duke Energy
       1,275   4.200%, 10/01/08                                           1,256
                                                                   ------------
   STEEL & STEEL WORKS -- 1.3%
               Nucor
       1,800   4.875%, 10/01/12                                           1,762
                                                                   ------------
   TELECOMMUNICATIONS -- 1.5%
               GTE South, Ser C
         500   6.000%, 02/15/08                                             502
               Sprint Capital
       1,475   7.625%, 01/30/11                                           1,586
                                                                   ------------
                                                                          2,088
                                                                   ------------
   TELEPHONES & TELECOMMUNICATION -- 1.1%
               AT&T Wireless Services
       1,400   8.125%, 05/01/12                                           1,576
                                                                   ------------
   TRANSPORTATION SERVICES -- 0.6%
               FedEx
         800   7.250%, 02/15/11                                             854
                                                                   ------------
   UTILITIES -- 0.9%
               Dominion Resources
       1,350   4.125%, 02/15/08                                           1,336
                                                                   ------------
               TOTAL CORPORATE OBLIGATIONS (Cost $63,205)                62,678
                                                                   ------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.5%
               FHLB
         200   6.875%, 08/13/10                                             213
       1,000   5.375%, 10/02/08                                           1,001
       1,400   5.300%, 01/16/09                                           1,400
       1,000   5.000%, 02/22/13                                             986
       1,300   4.750%, 08/13/10                                           1,297
       1,450   4.100%, 06/13/08                                           1,435
       1,000   4.000%, 02/27/14 (C)                                         994
       1,000   3.875%, 07/24/09                                             978
       1,750   3.875%, 02/12/10                                           1,707
         500   3.750%, 08/15/08                                             492
               FHLMC
         875   8.250%, 06/01/16                                           1,065
       1,000   6.000%, 07/10/13                                           1,019
       1,000   5.500%, 03/05/10                                             999
       1,400   5.500%, 02/22/13                                           1,398
         700   5.500%, 08/20/19                                             697



Bishop Street Funds                                               March 31, 2007

High Grade Income Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
     Face                                                              Market
    Amount                                                             Value
     (000)                                                             (000)
 -------------                                                     ------------
$      1,400   5.500%, 03/22/22                                    $      1,373
       1,400   5.200%, 03/05/19                                           1,373
       2,400   5.125%, 10/15/08 (A)                                       2,408
       1,000   5.000%, 01/30/14                                           1,004
       1,400   4.750%, 05/06/13                                           1,370
       1,500   4.625%, 08/15/08                                           1,494
       1,400   4.375%, 03/01/10                                           1,382
       1,800   4.250%, 05/22/13                                           1,739
       1,100   4.000%, 06/12/13                                           1,048
               FHLMC MTN
       1,400   5.750%, 05/23/11                                           1,406
       1,400   5.400%, 02/01/16                                           1,392
       1,400   5.250%, 12/01/14                                           1,377
         375   5.000%, 02/08/08                                             375
         200   5.000%, 06/18/18 (C)                                         194
       2,800   4.850%, 12/01/09                                           2,779
       1,000   3.650%, 05/07/08                                             986
               FHLMC REMIC, Ser R010, Cl AB
       1,038   5.500%, 12/15/19                                           1,041
               FNMA
       2,400   7.250%, 01/15/10                                           2,550
         400   6.000%, 08/22/16                                             403
       1,400   5.650%, 04/10/13                                           1,402
       1,400   5.300%, 01/12/10                                           1,400
         625   4.750%, 03/30/09 (C)                                         623
               FNMA
         200   4.500%, 08/04/08                                             199
               FNMA
         200   3.250%, 03/17/08                                             197
               FNMA, Ser 2007, Cl BE
         800   5.450%, 12/25/20                                             799
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $46,101)                                            45,995
                                                                   ------------

                       U.S. TREASURY OBLIGATIONS -- 18.5%

               U.S. Treasury Bonds
       2,750   7.500%, 11/15/16 (A)                                       3,342
       5,500   7.250%, 05/15/16                                           6,544
       1,700   6.375%, 08/15/27 (A)                                       2,013
       1,500   6.250%, 08/15/23 (A)                                       1,722
         800   6.250%, 05/15/30 (A)                                         948
       1,000   6.000%, 02/15/26 (A)                                       1,130
       1,500   5.250%, 11/15/28 (A)                                       1,565
       5,600   4.500%, 02/15/36 (A)                                       5,280
               U.S. Treasury Notes
       1,400   4.250%, 08/15/15 (A)                                       1,363
       1,200   4.000%, 02/15/14 (A)                                       1,158
       1,200   4.000%, 02/15/15 (A)                                       1,150
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,308)            26,215
                                                                   ------------

                            MASTER NOTES (B) -- 6.9 %

               Bank of America
       4,064   5.508%,  04/02/07                                          4,064
               Bear Stearns
       2,032   5.638%, 04/04/07                                           2,032
               JPMorgan Securities
       3,658   5.518%, 04/16/07                                           3,658
                                                                   ------------
               TOTAL MASTER NOTES (Cost $9,754)                           9,754
                                                                   ------------



Bishop Street Funds                                               March 31, 2007

High Grade Income Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                       Market
  Face Amount                                                          Value
(000) / Shares                                                         (000)
 -------------                                                     ------------

                   U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 2.8%

               FHLMC
$         61   3.500%, 05/01/08                                    $         60
               FHLMC, Ser 3070, Cl DH
         630   5.500%, 11/15/35                                             628
               FHLMC, Ser 3196, Cl CB
       1,000   5.250%, 08/15/11                                             988
               FNMA
         943   3.500%, 08/01/10                                             908
               GNMA
       1,400   5.500%, 11/16/31                                           1,415
                                                                   ------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
                (Cost $4,015)                                             3,999
                                                                   ------------

                              BANK NOTE (B) -- 2.9 %

               First Tennessee Bank
       4,064   5.339%, 04/18/07                                           4,066
                                                                   ------------
               TOTAL BANK NOTE (Cost $4,066)                              4,066
                                                                   ------------

                      U.S. TREASURY OBLIGATION (A) -- 0.3%

               U.S. Treasury Note
         400   4.750%, 02/15/37                                             394
                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATION (Cost $406)                   394
                                                                   ------------

                          CASH EQUIVALENTS (D) -- 0.4%
     279,817   Dreyfus Cash Management Fund, Institutional Shares,
               5.160%                                                       280
     279,817   Fidelity Institutional Money Market Portfolio,
               Institutional Shares, 5.240%                                 280
                                                                   ------------
               TOTAL CASH EQUIVALENTS (Cost $560)                           560
                                                                   ------------

                        REPURCHASE AGREEMENT (B) -- 8.8%

               Lehman  Brothers  5.488%,  dated  03/30/07, to
               be repurchased on 04/02/07, repurchase price
               $12,379,637 (collateralized by a U.S. Government
               obligation, par value $13,794,506, 6.000%,
      12,374   04/01/36, with a total market value of $12,563,835)       12,374
                                                                   ------------
               TOTAL REPURCHASE AGREEMENT (Cost $12,374)                 12,374
                                                                   ------------
TOTAL INVESTMENTS (COST $165,789)+ -- 117.5%                            166,035
                                                                   ------------

                     OTHER ASSETS AND LIABILITIES -- (17.5)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                 (24,714)
                                                                   ------------
NET ASSETS -- 100.0%                                               $    141,321
                                                                   ============

(A) THIS SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2007 WAS $25,547,750.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS MARCH 31, 2007 WAS $26,194,671.
(C) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


Bishop Street Funds                                               March 31, 2007

High Grade Income Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NORTH AMERICA
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

+ AT MARCH 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $165,789, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,720 AND $(1,474), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN with "000S" OMITTED.


FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



BSF-QH-001-0600.



Bishop Street Funds                                               March 31, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS

     Face                                                                     Market
    Amount                                                                     Value
     (000)                                                                     (000)
 -------------                                                            --------------

                                 MUNICIPAL BONDS -- 97.3%
   CALIFORNIA -- 1.4%
               Coast, Unified School District, School Facilities
               District 1-B, GO, FSA Insured (A)
$      1,610   5.050%, 08/01/40                                           $        363
               Highland, Redevelopment Agency, Project Area No. 1 Tax
               Allocation, RB, AMBAC Insured
       1,440   5.650%, 12/01/24                                                  1,707
               La Mesa-Spring Valley, School District, Electric of
               2002 Project, Ser B, GO, FGIC Insured (A)
         630   5.400%, 08/01/27                                                    256
                                                                          ------------
                                                                                 2,326
                                                                          ------------
   GEORGIA -- 1.3%
               Main Street, Natural Gas, Ser B, RB
       2,000   5.000%, 03/15/18                                                  2,137
                                                                          ------------
   HAWAII -- 79.7%
               Hawaii County, Refunding & Improvement Project,
               Ser A, GO, FGIC Insured
         450   5.600%, 05/01/12                                                    490
         430   5.600%, 05/01/13                                                    474
         400   5.550%, 05/01/09                                                    415
               Hawaii County, Ser A, GO, AMBAC
       1,580   4.250%, 07/15/26                                                  1,549
               Hawaii County, Ser A, GO, FSA Insured
         500   5.400%, 05/15/15                                                    523
       1,000   5.000%, 07/15/23                                                  1,049
               Hawaii County, Ser A, GO, MBIA Insured
       1,055   5.250%, 07/15/18                                                  1,148
       1,205   5.000%, 07/15/15                                                  1,297
       1,470   5.000%, 07/15/24                                                  1,551
               Hawaii State Airport System, RB, AMT, FGIC Insured
       2,000   5.625%, 07/01/18                                                  2,122
               Hawaii State Department Hawaiian Home, Kapolei Office
               Facilities, Ser A, COP, FSA Insured
       3,000   5.000%, 11/01/31                                                  3,173
       2,000   4.250%, 11/01/26                                                  1,953
               Hawaii State, Airport System, RB, AMT, FGIC Insured
         280   5.250%, 07/01/21                                                    291
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
          60   6.900%, 07/01/12                                                     65
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
       1,505   6.900%, 07/01/12                                                  1,644
               Hawaii State, Airport System, Ser B, RB, AMT,
               FGIC Insured
       1,500   6.625%, 07/01/18                                                  1,627
       1,500   6.500%, 07/01/14                                                  1,627
         500   6.000%, 07/01/19                                                    533
               Hawaii State, Department of Budget & Finance, Chaminade
               University, RB, Radian Insured
       1,000   5.000%, 01/01/26                                                  1,047
       1,000   4.750%, 01/01/36                                                  1,006
       1,000   4.700%, 01/01/31                                                  1,014
               Hawaii State, Department of Budget & Finance, Electric
               Company & Subsidiary Project, RB, MBIA Insured
         170   5.450%, 11/01/23                                                    170
               Hawaii State, Department of Budget & Finance, Electric
               Company & Subsidiary Project, Ser A, RB, AMT,
               FGIC Insured
       1,500   4.800%, 01/01/25                                                  1,522
               Hawaii State, Department of Budget & Finance, Electric
               Company & Subsidiary Project, Ser B, RB, AMT,
               XLCA Insured
       1,025   5.000%, 12/01/22                                                  1,061

Bishop Street Funds                                               March 31, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS


     Face                                                                     Market
    Amount                                                                     Value
     (000)                                                                     (000)
 -------------                                                            --------------
   HAWAII (CONTINUED)
               Hawaii State, Department of Budget & Finance,
               Electric, Ser A, RB, AMT, AMBAC Insured
$        675   5.100%, 09/01/32                                           $        695
               Hawaii State, Department of Budget & Finance, Hawaiian
               Electric, Ser A, RB, AMT, MBIA Insured
       3,380   5.650%, 10/01/27                                                  3,648
               Hawaii State, Department of Budget & Finance, Hawaiian
               Electric, Ser C, RB, AMT, AMBAC Insured
       1,000   6.200%, 11/01/29                                                  1,063
               Hawaii State, Department of Budget & Finance,
               Mid Pacific Institute, RB, Radian Insured
       1,000   5.000%, 01/01/26                                                  1,058
       1,000   4.625%, 01/01/31                                                  1,001
               Hawaii State, Department of Budget & Finance, Queens
               Health Systems, Ser B, RB, MBIA Insured,
               Pre-Refunded @ 101 (B)
         750   5.250%, 07/01/11                                                    772
               Hawaii State, Harbor Capital Improvement, RB, AMT, MBIA
               Insured
       2,000   5.500%, 07/01/27                                                  2,048
         545   5.400%, 07/01/09                                                    558
               Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
       2,025   5.750%, 07/01/17                                                  2,156
         670   5.750%, 07/01/29                                                    710
       1,210   5.700%, 07/01/16                                                  1,286
       1,000   5.600%, 07/01/15                                                  1,064
               Hawaii State, Harbor System, Ser B, RB, AMT,
               AMBAC Insured
         200   5.500%, 07/01/19                                                    213
               Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
       1,000   5.000%, 01/01/13                                                  1,055
               Hawaii State, Highway, RB
       1,000   6.000%, 07/01/08                                                  1,028
       2,000   6.000%, 07/01/09                                                  2,100
               Hawaii State, Highway, RB, FSA Insured
       4,000   5.000%, 07/01/12                                                  4,249
               Hawaii State, Highway, Ser A, RB, FSA Insured
         725   5.000%, 07/01/21                                                    773
               Hawaii State, Highway, Ser A, RB, FSA Insured
       1,805   5.000%, 07/01/23                                                  1,918
               Hawaii State, Housing, Finance & Development,
               Single-Family Housing, Ser A, RB, AMT, FNMA Collateral
         350   5.750%, 07/01/30                                                    359
         650   5.400%, 07/01/30                                                    667
         145   5.250%, 07/01/13                                                    149
               Hawaii State, Housing, Finance & Development,
               Single-Family Housing, Ser B, RB, FNMA Collateral
       1,000   5.450%, 07/01/17                                                  1,022
               Hawaii State, Housing, Finance & Development, University
               of Hawaii Faculty Housing Project, RB, AMBAC Insured
         700   5.650%, 10/01/16                                                    705
               Hawaii State, Kapolei Office Building, Ser A, COP,
               AMBAC Insured
       1,475   5.250%, 05/01/13                                                  1,522
       1,000   5.000%, 05/01/08                                                  1,014
       1,000   5.000%, 05/01/14                                                  1,028
       1,100   5.000%, 05/01/15                                                  1,130
       1,000   5.000%, 05/01/16                                                  1,027
       1,000   5.000%, 05/01/17                                                  1,027
         500   5.000%, 05/01/18                                                    513
               Hawaii State, No. 1 Capitol District State Office, COP,
               MBIA Insured
       1,000   5.200%, 05/01/14                                                  1,041
         175   5.000%, 05/01/11                                                    181
               Hawaii State, Ser CL, GO
       1,000   6.000%, 03/01/09                                                  1,042
               Hawaii State, Ser CM, GO, FGIC Insured
       2,000   6.500%, 12/01/13                                                  2,328
         500   6.000%, 12/01/09                                                    530
       1,500   6.000%, 12/01/11                                                  1,652

Bishop Street Funds                                               March 31, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS


     Face                                                                     Market
    Amount                                                                     Value
     (000)                                                                     (000)
 -------------                                                            --------------
   HAWAII (CONTINUED)
               Hawaii State, Ser CP, GO, FGIC Insured
$         90   5.000%, 10/01/16                                           $         91
               Hawaii State, Ser CU, GO, MBIA Insured
         550   5.750%, 10/01/12                                                    588
               Hawaii State, Ser CU, GO, MBIA Insured,
               Pre-Refunded @ 100 (B)
          25   5.750%, 10/01/11                                                     27
               Hawaii State, Ser CV, GO, FGIC Insured
       1,000   5.250%, 08/01/21                                                  1,056
               Hawaii State, Ser CX, GO, FSA Insured
       1,000   5.500%, 02/01/21                                                  1,076
               Hawaii State, Ser DF, GO, AMBAC Insured
       1,250   5.000%, 07/01/21                                                  1,333
       2,000   5.000%, 07/01/25                                                  2,119
               Hawaii State, Ser DG, GO, AMBAC
       1,000   5.000%, 07/01/16                                                  1,080
               Hawaii State, University of Hawaii,
               Ser A, RB, FGIC Insured,
               Pre-Refunded @ 100 (B)
       1,605   5.500%, 07/15/14                                                  1,746
         500   5.500%, 07/15/21                                                    544
         500   5.125%, 07/15/32                                                    535
               Hawaii State, University of Hawaii, Ser B, RB,
               FSA Insured
         320   5.250%, 10/01/16                                                    339
         775   5.250%, 10/01/17                                                    820
               Honolulu City & County, 1st Board Resolution,
               Senior Ser C, RB, MBIA Insured
       1,000   5.000%, 07/01/31                                                  1,060
               Honolulu City & County, 2nd Board Resolution,
               Junior Ser B-1, RB, MBIA Insured
         865   5.000%, 07/01/23                                                    924
               Honolulu City & County, 2nd Board Resolution,
               Junior Ser A-1, RB, MBIA Insured
         815   5.000%, 07/01/22                                                    872
               Honolulu City & County, 2nd Board, Junior Ser A-1, RB,
               MBIA Insured
       1,130   5.000%, 07/01/23                                                  1,206
               Honolulu City & County, 2nd Board, Junior Ser B-1, RB,
               MBIA Insured
       1,485   5.000%, 07/01/24                                                  1,585
               Honolulu City & County, Board of Water Supply,
               Ser A, RB, FGIC Insured
       2,000   5.000%, 07/01/33                                                  2,095
               Honolulu City & County, GO
       1,320   5.400%, 09/27/07                                                  1,331
         625   5.250%, 03/01/17                                                    674
               Honolulu City & County, GO, ETM
         230   6.000%, 12/01/09                                                    244
               Honolulu City & County, Senior Ser A, RB, FGIC Insured
       1,280   5.000%, 07/01/20                                                  1,368
               Honolulu City & County, Ser A, GO
          55   6.000%, 01/01/10                                                     58
               Honolulu City & County, Ser A, GO, ETM
         500   6.000%, 01/01/09                                                    520
          95   6.000%, 01/01/10                                                    101
               Honolulu City & County, Ser A, GO, MBIA Insured
         500   5.250%, 03/01/28                                                    531
       1,000   5.000%, 07/01/14                                                  1,078
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
         635   5.500%, 10/01/11                                                    684
               Honolulu City & County, Ser B, RB, AMT, MBIA Insured
       1,000   5.250%, 07/01/21                                                  1,076
               Honolulu City & County, Ser C, GO, FGIC Insured
         565   5.125%, 07/01/11                                                    588
       1,100   5.125%, 07/01/15                                                  1,143
       2,500   5.000%, 07/01/19                                                  2,588
               Honolulu City & County, Ser C, GO, MBIA Insured
       1,000   5.000%, 07/01/16                                                  1,080

Bishop Street Funds                                               March 31, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS


     Face                                                                     Market
    Amount                                                                     Value
     (000)                                                                     (000)
 -------------                                                            --------------
   HAWAII (CONTINUED)
               Honolulu City & County, Ser D, GO, AMT, FGIC Insured
$        245   4.850%, 02/01/10                                           $        252
               Honolulu City & County, Ser D, GO, MBIA Insured
         885   5.000%, 07/01/19                                                    948
       2,000   5.000%, 07/01/23                                                  2,125
               Honolulu City & County, Ser E, GO, FGIC Insured
       1,500   5.250%, 07/01/20                                                  1,633
               Honolulu City & County, Waipahu Towers Project,
               Ser A, RB, AMT, GNMA Collateral
         200   6.900%, 06/20/35                                                    200
               Honolulu City & County, Waste Water, 2nd Board
               Resolution, Junior Ser, RB, FGIC Insured
       1,000   5.000%, 07/01/23                                                  1,032
               Honolulu City & County, Water Board, Ser A, RB, FGIC
               Insured
       1,700   4.750%, 07/01/16                                                  1,811
               Honolulu City & County, Water Board, Ser A, RB, FGIC
               Insured
       2,000   4.750%, 07/01/17                                                  2,131
               Honolulu City & County, Water Board, Ser B, RB, AMT,
               MBIA Insured
       1,000   5.250%, 07/01/20                                                  1,079
         325   5.000%, 07/01/15                                                    346
               Kauai County, Ser A, GO, FGIC Insured
       1,610   5.000%, 08/01/21                                                  1,718
       1,440   5.000%, 08/01/23                                                  1,531
       1,555   5.000%, 08/01/24                                                  1,651
               Kauai County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 100 (B)
       1,135   6.250%, 08/01/18                                                  1,228
       1,480   6.250%, 08/01/20                                                  1,601
       1,335   6.250%, 08/01/21                                                  1,444
       1,050   6.250%, 08/01/22                                                  1,136
               Kauai County, Ser A, GO, MBIA Insured
         490   5.625%, 08/01/18                                                    526
       1,500   5.000%, 08/01/25                                                  1,554
               Kauai County, Ser A, GO, MBIA Insured,
               Pre-Refunded @ 100 (B)
         260   5.625%, 08/01/18                                                    281
               Maui County Hawaii, Ser A, GO, MBIA Insured
       1,000   4.750%, 07/01/25                                                  1,035
               Maui County, GO, MBIA Insured
       1,100   5.000%, 03/01/24                                                  1,165
               Maui County, Ser A, GO
         260   5.375%, 03/01/12                                                    275
               Maui County, Ser A, GO, FGIC Insured
         150   5.000%, 03/01/13                                                    153
               Maui County, Ser A, GO, FGIC Insured,
               Pre-Refunded @ 101 (B)
         100   5.125%, 03/01/14                                                    102
          50   5.000%, 03/01/13                                                     51
               Maui County, Ser A, GO, MBIA Insured
         640   5.000%, 03/01/20                                                    678
               Maui County, Ser A, GO, Pre-Refunded @ 100 (B)
         225   5.375%, 03/01/12                                                    239
               Maui County, Ser B, GO, MBIA Insured
         500   5.000%, 09/01/17                                                    535
               University of Hawaii, Ser A, RB, MBIA Insured
       5,000   4.625%, 07/15/31                                                  5,081
                                                                          ------------
                                                                               137,384
                                                                          ------------
   ILLINOIS -- 1.0%
               Illinois State, Educational Facilities Authority,
               Northwestern University, RB
         670   5.000%, 12/01/38                                                    695
               Illinois State, Finance Authority, Hospital Sisters
               Services, Ser A, RB
       1,000   5.000%, 03/15/27                                                  1,047
                                                                          ------------
                                                                                 1,742
                                                                          ------------

Bishop Street Funds                                               March 31, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS


     Face                                                                     Market
    Amount                                                                     Value
     (000)                                                                     (000)
 -------------                                                            --------------
   INDIANA -- 0.9%
               Indiana State, Health & Educational Facilities
               Financing Authority, Clarian Health Obligation,
               Ser A, RB
$      1,500   5.000%, 02/15/39                                           $      1,538
                                                                          ------------
   MASSACHUSETTS -- 0.3%
               Massachusetts State, Water Resources Authority,
               Ser J, RB
         565   5.000%, 08/01/42                                                    584
                                                                          ------------
   OKLAHOMA -- 1.2%
               Tulsa County, Oklahoma Industrial Authority,
               St. Francis Health System, RB
       2,000   5.000%, 12/15/36                                                  2,075
                                                                          ------------
   PUERTO RICO -- 7.8%
               Commonwealth of Puerto Rico, GO, MBIA Insured
         500   6.500%, 07/01/14                                                    586
       1,500   6.000%, 07/01/15                                                  1,736
               Commonwealth of Puerto Rico, Public Improvement,
               GO, FSA Insured
         435   5.000%, 07/01/21                                                    457
               Commonwealth of Puerto Rico, Public Improvement,
               Ser A, GO
       1,000   5.000%, 07/01/27                                                  1,035
               Puerto Rico, Electric Power Authority, Ser DD, RB,
               FSA Insured
       1,000   5.000%, 07/01/28                                                  1,027
               Puerto Rico, Electric Power Authority, Ser HH, RB,
               FSA Insured
         500   5.250%, 07/01/29                                                    527
               Puerto Rico, Housing Financing Authority,
               Capital Funding Program, RB
       2,360   5.000%, 12/01/16                                                  2,505
               Puerto Rico, Housing, Banking & Financing Agency,
               Single-Family Mortgage, Affordable Housing Mortgage,
               Portfolio I, RB, AMT, GNMA/FNMA/FHLMC Collateral
         180   6.100%, 10/01/15                                                    182
               Puerto Rico, Industrial Tourist Educational Medical
               Environmental Control Facilities, Hospital Auxilio
               Mutuo Obligation Group, Ser A, RB, MBIA Insured
         300   6.250%, 07/01/24                                                    300
               Puerto Rico, Public Buildings Authority, Ser F, RB
       3,000   5.250%, 07/01/25                                                  3,432
               Puerto Rico, University of Puerto Rico, Ser O, RB,
               MBIA Insured
       1,500   5.750%, 06/01/19                                                  1,596
                                                                          ------------
                                                                                13,383
                                                                          ------------
   TEXAS -- 3.7%
               Clint, Independent School District, GO
       1,505   5.000%, 08/15/23                                                  1,603
               Grayson County, Pass Through Toll, GO, FSA Insured
       2,000   4.300%, 01/01/24                                                  1,960
               Harris County, Houston Texas Sports Authority,
               Ser A, Special RB, MBIA Insured (A)
       5,000   5.250%, 11/15/40                                                    862
               University of Texas, Permanent University Fund,
               Ser B, RB
       2,000   4.500%, 07/01/33                                                  1,988
                                                                          ------------
                                                                                 6,413
                                                                          ------------
               TOTAL MUNICIPAL BONDS (Cost $163,473)                           167,582
                                                                          ------------

Bishop Street Funds                                               March 31, 2007

Hawaii Municipal Bond Fund (unaudited)
--------------------------------------------------------------------------------
                              SCHEDULE OF INVESTMENTS


                                                                              Market
                                                                               Value
    Shares                                                                     (000)
 -------------                                                            --------------

                                CASH EQUIVALENTS (C) -- 1.8%
   1,570,411   Dreyfus Tax-Exempt Cash Management Fund,
               Institutional Shares, 3.470%                               $      1,570
   1,570,411   Fidelity Institutional Tax-Exempt Portfolio,
               Institutional Shares, 3.490%                                      1,570
                                                                          ------------
               TOTAL CASH EQUIVALENTS (Cost $3,140)                              3,140
                                                                          ------------
TOTAL INVESTMENTS (COST $166,613)+ -- 99.1%                                    170,722
                                                                          ------------

                      OTHER ASSETS AND LIABILITIES -- 0.9%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                          1,603
                                                                          ------------
NET ASSETS -- 100.0%                                                      $    172,325
                                                                          ============

(A) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL

+ AT MARCH 31,2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $166,554, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,397 AND $(229), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


BSF-QH-001-0600.



Bishop Street Funds                                               March 31, 2007

Money Market Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

     Face                                                              Market
    Amount                                                             Value
     (000)                                                             (000)
 -------------                                                     ------------

                          COMMERCIAL PAPER (A) -- 75.8%
   AUTO FINANCE -- 4.8%
               BMW Vehicle Lease Trust
$     11,000   5.402%, 04/02/07                                    $     10,998
                                                                   ------------
   BANKS -- 36.7%
               Bank of America
       4,000   5.274%, 04/20/07                                           3,989
       7,700   5.290%, 04/27/07                                           7,671
               Danske
       6,000   5.265%, 04/16/07                                           5,987
       5,000   5.290%, 06/08/07                                           4,951
               Deutsche Bank
       6,000   5.285%, 04/04/07                                           5,998
               Dresdner Bank
       6,000   5.273%, 04/19/07                                           5,984
               Lloyds TSB Bank
      11,000   5.271%, 04/12/07                                          10,982
               Royal Bank of Canada
      11,000   5.290%, 05/03/07                                          10,949
               Societe Generale
       6,000   5.315%, 04/05/07                                           5,997
               UBS Finance Delaware
      11,000   5.302%, 04/02/07                                          10,998
               Westpac Capital
       4,500   5.298%, 04/02/07                                           4,499
       6,000   5.294%, 04/05/07                                           5,997
                                                                   ------------
                                                                         84,002
                                                                   ------------
   BROADCASTING & CABLE -- 3.7%
               Charta
       8,500   5.325%, 04/04/07                                           8,496
                                                                   ------------
   FINANCIALS -- 30.6%
               ABN-Amro North American Finance
       5,000   5.269%, 04/05/07                                           4,997
       4,600   5.271%, 04/23/07                                           4,585
               Atlantic Asset Securitization
       3,292   5.306%, 04/17/07                                           3,284
       4,810   5.305%, 04/02/07                                           4,809
       1,140   5.296%, 04/16/07                                           1,138
               CBA Financial
      10,500   5.301%, 04/10/07                                          10,486
               Chariot Funding
       5,500   5.301%, 04/16/07                                           5,488
       6,000   5.291%, 05/04/07                                           5,971
               Dresdner Financial
       5,000   5.402%, 04/02/07                                           4,999
               HBOS Treasury Services
       4,000   5.310%, 04/27/07                                           3,985
               ING Funding
      10,500   5.299%, 04/25/07                                          10,464


Bishop Street Funds                                               March 31, 2007

Money Market Fund (unaudited)
--------------------------------------------------------------------------------

     Face                                                              Market
    Amount                                                             Value
     (000)                                                             (000)
 -------------                                                     ------------
   FINANCIALS (CONTINUED)
               Svenska Handels New York
$     10,000   5.300%, 04/10/07                                    $      9,987
                                                                   ------------
                                                                         70,193
                                                                   ------------
               TOTAL COMMERCIAL PAPER (Cost $173,689)                   173,689
                                                                   ------------

                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 11.1%

               Citibank NA
      10,500   5.305%, 04/24/07                                          10,500
               RBOS
      10,000   5.310%, 05/23/07                                          10,000
               Societe Generale
       5,000   5.294%, 04/19/07                                           4,987
                                                                   ------------
               TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES
                (Cost $25,487)                                           25,487
                                                                   ------------

                        CORPORATE OBLIGATIONS (B) -- 1.9%

   FINANCIALS -- 1.9%
               General Electric Capital
       2,300   5.445%, 07/09/07                                           2,300
               General Electric Capital MTN
       2,000   5.445%, 10/17/07                                           2,000
                                                                   ------------
               TOTAL CORPORATE OBLIGATIONS (Cost $4,300)                  4,300
                                                                   ------------

                         REPURCHASE AGREEMENTS -- 11.4%

      14,700   Barclays Bank 5.100%, dated 03/30/07, to be
               repurchased on 04/02/07, repurchase price
               $14,706,248 (collateralized by a U.S. Treasury
               obligation, par value $14,993,000, 3.875%,
               05/15/09 with a total market value $14,994,214)           14,700
      11,400   Barclays Bank 5.350%, dated 03/30/07, to be
               repurchased on 04/02/07, repurchase price
               $11,405,083 (collateralized by a U.S. Treasury
               obligation, par value $11,691,420, 5.500%,
               04/01/37 with a total market value $11,628,001)           11,400
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS (Cost $26,100)                26,100
                                                                   ------------
TOTAL INVESTMENTS (COST $229,576)+ -- 100.2%                            229,576
                                                                   ------------

                     OTHER ASSETS AND LIABILITIES -- (0.2)%

OTHER ASSETS AND LIABILITIES, NET                                          (524)
                                                                   ------------
NET ASSETS -- 100.0%                                               $    229,052
                                                                   ============
(A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.
(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2007. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


BSF-QH-001-0600.



Bishop Street Funds                                               March 31, 2007

Treasury Money Market Fund (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

Bishop Street Funds                                               March 31, 2007

     Face                                                               Market
    Amount                                                              Value
     (000)                                                              (000)
 -------------                                                      ------------

                     U.S. TREASURY OBLIGATIONS (A) -- 47.8%

               U.S. Treasury Bills
$     50,000      5.100%, 04/16/07                                  $     49,894
      25,000      5.110%, 05/24/07                                        24,815
                                                                    ------------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,709)             74,709
                                                                    ------------

                          REPURCHASE AGREEMENT -- 52.7%

      82,500   Barclays Bank 5.100%, dated 03/30/07, to be
               repurchased on 04/02/07, repurchase price
               $82,535,063 (collateralized by a U.S. Treasury
               obligation, par value $84,144,000, 3.875%,
               05/15/09 with a total market value $84,150,813)           82,500
                                                                   ------------
               TOTAL REPURCHASE AGREEMENT (Cost $82,500)                 82,500
                                                                   ------------
TOTAL INVESTMENTS (COST $157,209)+ -- 100.5%                            157,209
                                                                   ------------

                      OTHER ASSETS AND LIABILITIES -- (0.5)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (719)
                                                                   ------------
NET ASSETS -- 100.0%                                               $    156,490
                                                                   ============

(A) THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF
PURCHASE.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



BSF-QH-001-0600.


Bishop Street Funds                                               March 31, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Bishop Street Funds


By (Signature and Title)*                   /s/ James F. Volk
                                            -----------------
                                            James F. Volk
                                            President

Date: May 18, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -----------------
                                            James F. Volk
                                            President

Date: May 18, 2007


By (Signature and Title)*                   /s/ Michael Lawson
                                            -----------------------
                                            Michael Lawson
                                            Controller & Chief Financial Officer
Date: May 18, 2007

* Print the name and title of each signing officer under his or her signature.